Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Crude oil	$ 1,216	$ 486
NGLs	288	274
Refined products	0	232
Materials, supplies and equipment	486	303
Total inventory	$ 1,990	$ 1,295